PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,588	$ 20,967	$ 27,588	$ 35,284	$ 76,794	$ 58,641
Amortization of capitalized software cost	$ 334,054	$ 119,453	$ 434,054	$ 137,916	224,648	0
Amortization of capitalized software					$ 161,350	$ 0